Immediate Holding Company Balances - Schedule of Amounts Due to Immediate Holding Company (Details) - 3DOM Alliance Inc.			6 Months Ended		12 Months Ended
	Jul. 15, 2022 USD ($)	Jul. 15, 2022 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Related Party Transaction [Line Items]
Beginning balance					$ 974,632	$ 1,531,488
Advances for operation and administration expenses			$ 882,339		2,079,901
Expenses paid on behalf of Company			626,987		1,308,112	117,882
Ordinary shares issued for conversion of debt	$ (790,287)	$ (1,100,000)			(790,287)	(1,547,804)
Ended balance			$ 3,572,358	$ 4,809,164	$ 3,572,358	974,632
Scenario Previously Reported
Related Party Transaction [Line Items]
Advances for operation and administration expenses						$ 873,066